HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 1,909	$ 1,913	$ 1,648
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	1,431	1,373	1,648
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	360	424	0
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 118	$ 116	$ 0